John Hancock
Multi-Asset High Income Fund
Quarterly portfolio holdings 5/31/2022

Fund’s investments
As of 5-31-22 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Foreign government obligations 0.9%					$1,262,829
(Cost $1,539,524)
Argentina 0.2%					251,913
Republic of Argentina Bond (2.500% to 7-9-22, then 3.500% to 7-9-29, then 4.875% thereafter)	2.500	07-09-41		780,000	251,913
Bahrain 0.3%					368,550
Kingdom of Bahrain Bond (A)	5.450	09-16-32		405,000	368,550
Colombia 0.2%					348,550
Republic of Colombia Bond	6.125	01-18-41		385,000	348,550
Egypt 0.2%					293,816
Arab Republic of Egypt Bond (A)	8.875	05-29-50		400,000	293,816

Corporate bonds 56.3%					$75,379,814
(Cost $84,007,482)
Communication services 9.6%					12,844,137
Diversified telecommunication services 3.3%
C&W Senior Financing DAC (A)	6.875	09-15-27		440,000	412,588
Cable Onda SA (A)	4.500	01-30-30		200,000	184,500
Cellnex Telecom SA	1.875	06-26-29	EUR	400,000	357,552
Connect Finco SARL (A)	6.750	10-01-26		300,000	287,751
IHS Holding, Ltd. (A)	6.250	11-29-28		210,000	190,869
Iliad Holding SASU (A)	5.125	10-15-26	EUR	125,000	130,121
Iliad Holding SASU (A)	6.500	10-15-26		315,000	305,410
Kenbourne Invest SA	4.700	01-22-28		200,000	161,744
Level 3 Financing, Inc. (A)	4.250	07-01-28		210,000	184,275
Network i2i, Ltd. (5.650% to 1-15-25, then 5 Year CMT + 4.274%) (B)	5.650	01-15-25		200,000	196,375
PPF Telecom Group BV	3.125	03-27-26	EUR	325,000	329,081
Sable International Finance, Ltd. (A)	5.750	09-07-27		382,000	360,024
Telecom Italia Capital SA	6.000	09-30-34		400,000	353,548
Telesat Canada (A)	5.625	12-06-26		315,000	224,734
Total Play Telecomunicaciones SA de CV (A)	6.375	09-20-28		260,000	213,853
Total Play Telecomunicaciones SA de CV (A)	7.500	11-12-25		510,000	462,703
Zayo Group Holdings, Inc. (A)	6.125	03-01-28		130,000	104,000
Entertainment 0.8%
AMC Entertainment Holdings, Inc. (A)	10.000	06-15-26		230,000	176,238
Lions Gate Capital Holdings LLC (A)	5.500	04-15-29		350,000	304,500
Magallanes, Inc. (A)	4.054	03-15-29		240,000	229,928
ROBLOX Corp. (A)	3.875	05-01-30		235,000	208,539
WMG Acquisition Corp. (A)	3.000	02-15-31		225,000	192,825
Interactive media and services 0.8%
Arches Buyer, Inc. (A)	6.125	12-01-28		194,000	162,888
Match Group Holdings II LLC (A)	4.125	08-01-30		270,000	240,238
TripAdvisor, Inc. (A)	7.000	07-15-25		390,000	403,475
Twitter, Inc. (A)	5.000	03-01-30		210,000	208,425
Media 3.6%
Altice Financing SA (A)	4.250	08-15-29	EUR	100,000	92,300
Altice Financing SA (A)	5.750	08-15-29		255,000	228,225
Altice France Holding SA (A)	6.000	02-15-28		550,000	459,525
CCO Holdings LLC	4.500	05-01-32		400,000	351,920
2	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media (continued)
Clear Channel Outdoor Holdings, Inc. (A)	7.750	04-15-28		33,000	$27,690
CSC Holdings LLC (A)	6.500	02-01-29		200,000	196,936
Globo Comunicacao e Participacoes SA (A)	4.875	01-22-30		500,000	431,283
Globo Comunicacao e Participacoes SA (A)	5.500	01-14-32		215,000	183,859
iHeartCommunications, Inc.	8.375	05-01-27		250,000	234,500
LCPR Senior Secured Financing DAC (A)	5.125	07-15-29		245,000	222,889
LCPR Senior Secured Financing DAC (A)	6.750	10-15-27		378,000	380,835
National CineMedia LLC (A)	5.875	04-15-28		230,000	177,647
News Corp. (A)	5.125	02-15-32		111,000	105,728
Paramount Global (6.375% to 3-30-27, then 5 Year CMT + 3.999%)	6.375	03-30-62		720,000	684,365
Radiate Holdco LLC (A)	6.500	09-15-28		485,000	403,079
Townsquare Media, Inc. (A)	6.875	02-01-26		112,000	108,260
Virgin Media Finance PLC (A)	5.000	07-15-30		400,000	357,080
VTR Comunicaciones SpA (A)	4.375	04-15-29		220,000	168,300
Wireless telecommunication services 1.1%
Millicom International Cellular SA (A)	6.250	03-25-29		373,500	365,470
SoftBank Group Corp.	5.125	09-19-27		265,000	240,423
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (B)	6.875	07-19-27		500,000	454,967
Vmed O2 UK Financing I PLC (A)	3.250	01-31-31	EUR	420,000	382,672
Consumer discretionary 8.3%					11,089,844
Automobiles 0.6%
Ford Motor Company	3.250	02-12-32		71,000	60,020
Ford Motor Company	5.291	12-08-46		400,000	356,000
Ford Motor Credit Company LLC	4.063	11-01-24		400,000	391,983
Diversified consumer services 1.0%
GEMS MENASA Cayman, Ltd. (A)	7.125	07-31-26		325,000	316,225
King Talent Management, Ltd. (5.600% to 12-4-22, then 5 Year CMT + 3.521%) (B)	5.600	12-04-22		200,000	189,660
Sotheby’s (A)	7.375	10-15-27		500,000	488,317
Stena International SA (A)	6.125	02-01-25		400,000	392,092
Hotels, restaurants and leisure 5.7%
Affinity Gaming (A)	6.875	12-15-27		305,000	271,159
Carnival Corp. (A)	5.750	03-01-27		230,000	204,050
Carnival Corp. (A)	6.000	05-01-29		662,000	559,390
Carnival Corp. (A)	7.625	03-01-26		110,000	103,147
CEC Entertainment LLC (A)	6.750	05-01-26		260,000	232,934
Dave & Buster’s, Inc. (A)	7.625	11-01-25		216,000	216,810
Hilton Domestic Operating Company, Inc. (A)	3.625	02-15-32		245,000	212,538
Hilton Domestic Operating Company, Inc. (A)	5.750	05-01-28		195,000	198,656
Hilton Grand Vacations Borrower Escrow LLC (A)	5.000	06-01-29		370,000	344,093
International Game Technology PLC (A)	4.125	04-15-26		260,000	250,445
International Game Technology PLC (A)	5.250	01-15-29		440,000	429,154
International Game Technology PLC (A)	6.500	02-15-25		400,000	411,000
Life Time, Inc. (A)	8.000	04-15-26		120,000	117,730
MGM Resorts International	6.750	05-01-25		425,000	431,800
Mohegan Gaming & Entertainment (A)	8.000	02-01-26		490,000	453,010
New Red Finance, Inc. (A)	4.375	01-15-28		280,000	263,116
Premier Entertainment Sub LLC (A)	5.875	09-01-31		380,000	297,434
Resorts World Las Vegas LLC (A)	4.625	04-16-29		500,000	425,965
Resorts World Las Vegas LLC	4.625	04-16-29		200,000	170,386
Sands China, Ltd.	5.125	08-08-25		200,000	184,246
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	3

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Sazka Group AS (A)	3.875	02-15-27	EUR	450,000	$446,799
Studio City Company, Ltd. (A)	7.000	02-15-27		200,000	184,250
Travel + Leisure Company (A)	4.500	12-01-29		175,000	154,438
Travel + Leisure Company	6.600	10-01-25		310,000	320,850
Travel + Leisure Company (A)	6.625	07-31-26		280,000	287,459
Yum! Brands, Inc. (A)	4.750	01-15-30		420,000	404,250
Household durables 0.3%
KB Home	4.000	06-15-31		251,000	216,801
TopBuild Corp. (A)	3.625	03-15-29		130,000	115,163
Internet and direct marketing retail 0.4%
MercadoLibre, Inc.	3.125	01-14-31		400,000	320,164
Prosus NV (A)	2.031	08-03-32	EUR	170,000	135,479
Prosus NV (A)	3.832	02-08-51		200,000	132,949
Multiline retail 0.2%
Golden Eagle Retail Group, Ltd.	4.625	05-21-23		200,000	195,250
Macy’s Retail Holdings LLC (A)	5.875	03-15-30		25,000	22,813
Macy’s Retail Holdings LLC (A)	6.125	03-15-32		25,000	22,438
Specialty retail 0.1%
Group 1 Automotive, Inc. (A)	4.000	08-15-28		175,000	159,381
Consumer staples 1.8%					2,477,988
Food and staples retailing 0.2%
Performance Food Group, Inc. (A)	4.250	08-01-29		150,000	133,269
U.S. Foods, Inc. (A)	4.750	02-15-29		195,000	183,042
Food products 1.1%
BRF SA (A)	5.750	09-21-50		200,000	149,940
Darling Ingredients, Inc. (A)	6.000	06-15-30		105,000	105,000
Lamb Weston Holdings, Inc. (A)	4.125	01-31-30		228,000	211,185
MARB BondCo PLC (A)	3.950	01-29-31		215,000	179,557
Post Holdings, Inc. (A)	4.500	09-15-31		400,000	351,000
Ulker Biskuvi Sanayi AS (A)	6.950	10-30-25		505,000	412,373
Household products 0.3%
Edgewell Personal Care Company (A)	4.125	04-01-29		160,000	145,294
Edgewell Personal Care Company (A)	5.500	06-01-28		300,000	291,771
Personal products 0.2%
Natura Cosmeticos SA (A)	4.125	05-03-28		200,000	180,557
Oriflame Investment Holding PLC (A)	5.125	05-04-26		200,000	135,000
Energy 7.2%					9,661,301
Energy equipment and services 0.3%
Inkia Energy, Ltd. (A)	5.875	11-09-27		500,000	463,130
Oil, gas and consumable fuels 6.9%
Antero Resources Corp. (A)	5.375	03-01-30		65,000	65,925
Antero Resources Corp. (A)	8.375	07-15-26		71,000	77,213
Ascent Resources Utica Holdings LLC (A)	5.875	06-30-29		180,000	172,350
Cheniere Energy Partners LP (A)	3.250	01-31-32		125,000	109,275
Cheniere Energy Partners LP	4.000	03-01-31		230,000	212,463
Cheniere Energy Partners LP	4.500	10-01-29		143,000	139,505
Delek Logistics Partners LP (A)	7.125	06-01-28		185,000	179,522
Ecopetrol SA	5.875	05-28-45		185,000	150,775
Energean Israel Finance, Ltd. (A)	5.375	03-30-28		100,000	92,407
Energean Israel Finance, Ltd. (A)	5.875	03-30-31		190,000	172,639
4	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (B)	7.125	05-15-30		510,000	$458,689
EQM Midstream Partners LP (A)	4.750	01-15-31		205,000	177,838
EQM Midstream Partners LP (A)	7.500	06-01-30		35,000	35,000
Genesis Energy LP	7.750	02-01-28		215,000	207,085
Greenko Solar Mauritius, Ltd.	5.950	07-29-26		200,000	194,600
Hess Midstream Operations LP (A)	5.500	10-15-30		50,000	49,320
HPCL-Mittal Energy, Ltd.	5.450	10-22-26		200,000	191,497
Indika Energy Capital III Pte, Ltd.	5.875	11-09-24		200,000	195,100
Indika Energy Capital IV Pte, Ltd. (A)	8.250	10-22-25		250,000	251,375
Inversiones Latin America Power Ltda (A)	5.125	06-15-33		198,244	133,815
Leviathan Bond, Ltd. (A)	6.750	06-30-30		410,000	404,163
MC Brazil Downstream Trading SARL (A)	7.250	06-30-31		295,000	262,919
Medco Bell Pte, Ltd.	6.375	01-30-27		400,000	370,200
MEG Energy Corp. (A)	5.875	02-01-29		87,000	86,793
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (B)	6.875	02-15-23		525,000	509,435
New Fortress Energy, Inc. (A)	6.500	09-30-26		330,000	321,357
NuStar Logistics LP	6.375	10-01-30		235,000	229,924
Occidental Petroleum Corp.	3.500	08-15-29		350,000	338,231
Occidental Petroleum Corp.	6.375	09-01-28		135,000	145,866
Occidental Petroleum Corp.	6.625	09-01-30		135,000	151,336
Parkland Corp. (A)	5.875	07-15-27		350,000	342,895
Petrobras Global Finance BV	5.500	06-10-51		275,000	223,319
Petroleos Mexicanos	6.625	06-15-35		635,000	513,017
Petroleos Mexicanos	6.875	10-16-25		260,000	260,341
Petroleos Mexicanos	7.470	11-12-26	MXN	12,562,500	573,667
Petrorio Luxembourg Trading Sarl (A)	6.125	06-09-26		215,000	206,187
Southwestern Energy Company	4.750	02-01-32		95,000	92,843
Sunoco LP (A)	4.500	04-30-30		132,000	120,120
Talos Production, Inc.	12.000	01-15-26		100,000	107,996
The Oil and Gas Holding Company BSCC (A)	7.500	10-25-27		450,000	460,231
Venture Global Calcasieu Pass LLC (A)	4.125	08-15-31		225,000	210,938
Financials 7.1%					9,465,356
Banks 4.4%
Axis Bank, Ltd. (4.100% to 9-8-26, then 5 Year CMT + 3.315%) (A)(B)	4.100	09-08-26		200,000	178,517
Banco do Brasil SA (A)	3.250	09-30-26		200,000	187,250
Bank of America Corp. (6.100% to 3-17-25, then 3 month LIBOR + 3.898%) (B)	6.100	03-17-25		650,000	652,770
Bank of America Corp. (6.125% to 4-27-27, then 5 Year CMT + 3.231%) (B)	6.125	04-27-27		480,000	485,400
Barclays PLC (4.375% to 3-15-28, then 5 Year CMT + 3.410%) (B)	4.375	03-15-28		300,000	252,083
Barclays PLC (6.125% to 12-15-25, then 5 Year CMT + 5.867%) (B)	6.125	12-15-25		330,000	325,001
Credit Agricole SA (4.750% to 3-23-29, then 5 Year CMT + 3.237%) (A)(B)	4.750	03-23-29		275,000	235,084
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (A)(B)	8.125	12-23-25		385,000	414,184
Freedom Mortgage Corp. (A)	6.625	01-15-27		140,000	120,185
Freedom Mortgage Corp. (A)	8.250	04-15-25		254,000	235,263
HDFC Bank, Ltd. (3.700% to 8-25-26, then 5 Year CMT + 2.925%) (A)(B)	3.700	08-25-26		200,000	176,022
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (B)	6.500	04-16-25		440,000	439,000
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) (B)	4.600	02-01-25		420,000	376,469
Nordea Bank ABP (3.750% to 3-1-29, then 5 Year CMT + 2.602%) (A)(B)	3.750	03-01-29		735,000	597,424
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	5

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (A)(B)	5.375	11-18-30	400,000	$348,948
The Bank of East Asia, Ltd. (5.825% to 10-21-25, then 5 Year CMT + 5.527%) (B)	5.825	10-21-25	250,000	251,250
The PNC Financial Services Group, Inc. (6.000% to 5-15-27, then 5 Year CMT + 3.000%) (B)	6.000	05-15-27	245,000	245,919
U.S. Bancorp (3.700% to 1-15-27, then 5 Year CMT + 2.541%) (B)	3.700	01-15-27	395,000	327,593
Capital markets 1.3%
Deutsche Bank AG (3.742% to 10-7-31, then SOFR + 2.257%)	3.742	01-07-33	200,000	163,496
Deutsche Bank AG (4.875% to 12-1-27, then 5 Year ICE Swap Rate + 2.553%)	4.875	12-01-32	425,000	388,297
Guangxi Financial Investment Group Company, Ltd.	3.600	11-18-23	400,000	378,788
The Charles Schwab Corp. (5.000% to 6-1-27, then 5 Year CMT + 3.256%) (B)	5.000	06-01-27	180,000	168,345
The Charles Schwab Corp. (5.375% to 6-1-25, then 5 Year CMT + 4.971%) (B)	5.375	06-01-25	300,000	303,029
XP, Inc. (A)	3.250	07-01-26	420,000	381,881
Consumer finance 0.2%
Unifin Financiera SAB de CV (A)	9.875	01-28-29	475,000	218,624
Diversified financial services 0.1%
LS Finance 2017, Ltd.	4.875	07-15-24	200,000	187,331
Insurance 1.0%
Markel Corp. (6.000% to 6-1-25, then 5 Year CMT + 5.662%) (B)	6.000	06-01-25	400,000	402,286
Prudential Financial, Inc. (5.125% to 11-28-31, then 5 Year CMT + 3.162%)	5.125	03-01-52	245,000	235,506
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (A)(B)	6.500	11-13-26	800,000	677,511
Thrifts and mortgage finance 0.1%
Nationstar Mortgage Holdings, Inc. (A)	5.125	12-15-30	125,000	111,900
Health care 2.8%				3,746,522
Health care equipment and supplies 0.1%
Mozart Debt Merger Sub, Inc. (A)	5.250	10-01-29	55,000	48,687
Varex Imaging Corp. (A)	7.875	10-15-27	133,000	134,829
Health care providers and services 1.9%
Cano Health LLC (A)	6.250	10-01-28	59,000	52,405
Centene Corp.	3.375	02-15-30	515,000	472,513
DaVita, Inc. (A)	3.750	02-15-31	245,000	200,795
DaVita, Inc. (A)	4.625	06-01-30	500,000	434,375
HCA, Inc.	3.500	09-01-30	435,000	396,665
HealthEquity, Inc. (A)	4.500	10-01-29	135,000	125,888
Rede D’or Finance Sarl (A)	4.500	01-22-30	419,000	365,163
Select Medical Corp. (A)	6.250	08-15-26	330,000	329,198
U.S. Renal Care, Inc. (A)	10.625	07-15-27	250,000	182,780
Health care technology 0.2%
Change Healthcare Holdings LLC (A)	5.750	03-01-25	240,000	238,529
Pharmaceuticals 0.6%
Bausch Health Americas, Inc. (A)	9.250	04-01-26	200,000	167,610
Organon & Company (A)	5.125	04-30-31	295,000	283,606
Viatris, Inc.	4.000	06-22-50	420,000	313,479
Industrials 6.1%				8,188,794
Aerospace and defense 0.4%
Embraer Netherlands Finance BV (A)	6.950	01-17-28	265,000	273,056
6	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Aerospace and defense (continued)
The Boeing Company	5.705	05-01-40		275,000	$270,963
Air freight and logistics 0.4%
Simpar Europe SA (A)	5.200	01-26-31		200,000	165,000
Simpar Finance Sarl (A)	10.750	02-12-28	BRL	1,190,000	205,497
XPO Logistics, Inc. (A)	6.250	05-01-25		122,000	125,730
Airlines 0.4%
American Airlines, Inc. (A)	5.750	04-20-29		210,000	202,913
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27		169,368	170,215
United Airlines, Inc. (A)	4.375	04-15-26		220,000	212,309
Building products 0.3%
Builders FirstSource, Inc. (A)	5.000	03-01-30		500,000	468,910
Commercial services and supplies 1.5%
Albion Financing 1 Sarl (A)	5.250	10-15-26	EUR	100,000	100,677
Albion Financing 1 Sarl (A)	6.125	10-15-26		200,000	182,328
Allied Universal Holdco LLC (A)	6.000	06-01-29		275,000	222,503
Allied Universal Holdco LLC (A)	6.625	07-15-26		330,000	327,049
APX Group, Inc. (A)	6.750	02-15-27		200,000	201,800
Cimpress PLC (A)	7.000	06-15-26		500,000	425,000
Elis SA	1.625	04-03-28	EUR	300,000	281,241
Prime Security Services Borrower LLC (A)	3.375	08-31-27		225,000	201,375
Stericycle, Inc. (A)	3.875	01-15-29		115,000	104,409
Construction and engineering 1.6%
Arcosa, Inc. (A)	4.375	04-15-29		170,000	154,765
Dycom Industries, Inc. (A)	4.500	04-15-29		215,000	197,329
Ellaktor Value PLC (A)	6.375	12-15-24	EUR	550,000	574,789
Global Infrastructure Solutions, Inc. (A)	5.625	06-01-29		235,000	197,120
IEA Energy Services LLC (A)	6.625	08-15-29		160,000	138,000
IHS Netherlands Holdco BV (A)	8.000	09-18-27		400,000	386,488
Picasso Finance Sub, Inc. (A)	6.125	06-15-25		211,000	214,693
Tutor Perini Corp. (A)	6.875	05-01-25		240,000	223,200
Electrical equipment 0.2%
Atkore, Inc. (A)	4.250	06-01-31		125,000	114,063
Vertiv Group Corp. (A)	4.125	11-15-28		199,000	176,912
Machinery 0.3%
HTA Group, Ltd. (A)	7.000	12-18-25		205,000	198,202
Madison IAQ LLC (A)	5.875	06-30-29		124,000	97,030
TK Elevator Holdco GmbH (A)	6.625	07-15-28	EUR	117,000	112,374
Road and rail 0.5%
Uber Technologies, Inc. (A)	8.000	11-01-26		600,000	620,103
Trading companies and distributors 0.1%
Alta Equipment Group, Inc. (A)	5.625	04-15-26		125,000	112,500
Transportation infrastructure 0.4%
Adani Ports & Special Economic Zone, Ltd.	4.375	07-03-29		200,000	180,804
GMR Hyderabad International Airport, Ltd.	4.250	10-27-27		200,000	177,600
JSW Infrastructure, Ltd. (A)	4.950	01-21-29		200,000	171,847
Information technology 2.3%					3,087,895
Communications equipment 0.1%
CommScope, Inc. (A)	8.250	03-01-27		115,000	101,171
IT services 0.8%
Block, Inc. (A)	3.500	06-01-31		500,000	428,750
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	7

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
IT services (continued)
Sixsigma Networks Mexico SA de CV (A)	7.500	05-02-25		650,000	$621,075
Semiconductors and semiconductor equipment 0.4%
Entegris Escrow Corp. (A)	4.750	04-15-29		324,000	308,137
Qorvo, Inc. (A)	3.375	04-01-31		330,000	276,243
Software 0.6%
Consensus Cloud Solutions, Inc. (A)	6.000	10-15-26		141,000	131,835
Consensus Cloud Solutions, Inc. (A)	6.500	10-15-28		275,000	248,212
NCR Corp. (A)	5.125	04-15-29		95,000	90,600
NCR Corp. (A)	5.250	10-01-30		185,000	170,035
Ziff Davis, Inc. (A)	4.625	10-15-30		180,000	157,232
Technology hardware, storage and peripherals 0.4%
Atento Luxco 1 SA (A)	8.000	02-10-26		110,000	86,914
Seagate HDD Cayman Company	4.125	01-15-31		300,000	276,602
Xerox Holdings Corp. (A)	5.500	08-15-28		210,000	191,089
Materials 5.4%					7,194,244
Chemicals 1.4%
Braskem Idesa SAPI (A)	6.990	02-20-32		400,000	353,204
Braskem Netherlands Finance BV (A)	5.875	01-31-50		285,000	257,187
Cydsa SAB de CV (A)	6.250	10-04-27		450,000	413,442
ICL Group, Ltd. (A)	6.375	05-31-38		400,000	416,942
SCIL IV LLC (A)	5.375	11-01-26		200,000	185,876
UPL Corp., Ltd. (5.250% to 2-27-25, then 5 Year CMT + 3.865%) (B)	5.250	02-27-25		200,000	169,000
Construction materials 0.9%
Cemex SAB de CV (A)	3.875	07-11-31		400,000	339,000
Standard Industries, Inc. (A)	5.000	02-15-27		210,000	203,438
West China Cement, Ltd.	4.950	07-08-26		400,000	349,388
Wienerberger AG	2.750	06-04-25	EUR	300,000	320,201
Containers and packaging 0.4%
Ardagh Packaging Finance PLC (A)	5.250	08-15-27		340,000	283,900
Clydesdale Acquisition Holdings, Inc. (A)	6.625	04-15-29		35,000	34,563
Clydesdale Acquisition Holdings, Inc. (A)	8.750	04-15-30		150,000	134,760
Graham Packaging Company, Inc. (A)	7.125	08-15-28		120,000	98,419
Metals and mining 2.7%
ABJA Investment Company Pte, Ltd.	5.950	07-31-24		300,000	308,625
Adaro Indonesia PT	4.250	10-31-24		250,000	245,125
Chalieco Hong Kong Corp., Ltd. (5.000% to 5-21-23, then 3 Year CMT + 6.380%) (B)	5.000	05-21-23		200,000	201,500
China Hongqiao Group, Ltd.	7.125	07-22-22		400,000	400,000
Commercial Metals Company	3.875	02-15-31		195,000	169,441
First Quantum Minerals, Ltd. (A)	7.500	04-01-25		450,000	453,518
Gold Fields Orogen Holdings BVI, Ltd. (A)	6.125	05-15-29		475,000	490,682
HBIS Group Hong Kong Company, Ltd.	3.750	12-18-22		300,000	300,750
JSW Steel, Ltd. (A)	5.050	04-05-32		200,000	167,212
Shandong Iron and Steel Xinheng International Company, Ltd.	6.850	09-25-22		200,000	202,040
Volcan Cia Minera SAA (A)	4.375	02-11-26		430,000	393,033
Yankuang Group Cayman, Ltd.	4.000	07-16-23		300,000	302,998
Real estate 2.6%					3,495,355
Equity real estate investment trusts 1.0%
Iron Mountain Information Management Services, Inc. (A)	5.000	07-15-32		245,000	224,871
RHP Hotel Properties LP (A)	4.500	02-15-29		230,000	214,585
8	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Equity real estate investment trusts (continued)
RLJ Lodging Trust LP (A)	3.750	07-01-26	142,000	$136,597
RLJ Lodging Trust LP (A)	4.000	09-15-29	200,000	181,000
Uniti Group LP (A)	6.500	02-15-29	130,000	108,550
VICI Properties LP (A)	4.625	12-01-29	465,000	437,100
Real estate management and development 1.6%
Agile Group Holdings, Ltd.	6.050	10-13-25	200,000	73,462
Central China Real Estate, Ltd.	7.250	07-16-24	200,000	52,100
Central China Real Estate, Ltd.	7.900	11-07-23	200,000	62,000
China SCE Group Holdings, Ltd.	7.375	04-09-24	200,000	106,100
CIFI Holdings Group Company, Ltd.	6.000	07-16-25	200,000	152,500
Country Garden Holdings Company, Ltd.	5.625	01-14-30	350,000	190,750
Greenland Global Investment, Ltd.	6.750	03-03-24	400,000	110,200
Hopson Development Holdings, Ltd.	6.800	12-28-23	250,000	199,438
KWG Group Holdings, Ltd.	6.000	09-15-22	250,000	150,000
New Metro Global, Ltd.	6.800	08-05-23	250,000	170,063
New World China Land, Ltd.	4.750	01-23-27	300,000	291,361
NWD MTN, Ltd.	3.750	01-14-31	200,000	170,028
Powerlong Real Estate Holdings, Ltd.	6.250	08-10-24	200,000	46,100
Redsun Properties Group, Ltd.	9.700	04-16-23	200,000	35,600
RKPF Overseas 2019 A, Ltd.	6.000	09-04-25	200,000	136,000
Sunac China Holdings, Ltd.	7.500	02-01-24	200,000	33,100
Yanlord Land HK Company, Ltd.	6.750	04-23-23	200,000	195,100
Zhenro Properties Group, Ltd. (C)	7.875	04-14-24	200,000	18,750
Utilities 3.1%				4,128,378
Electric utilities 1.7%
Duke Energy Corp. (3.250% to 1-15-27, then 5 Year CMT + 2.321%)	3.250	01-15-82	490,000	396,145
Edison International (5.000% to 12-15-26, then 5 Year CMT + 3.901%) (B)	5.000	12-15-26	350,000	301,006
Edison International (5.375% to 3-15-26, then 5 Year CMT + 4.698%) (B)	5.375	03-15-26	300,000	265,050
Light Servicos de Eletricidade SA (A)	4.375	06-18-26	395,000	363,503
NRG Energy, Inc. (A)	3.375	02-15-29	100,000	88,994
NRG Energy, Inc. (A)	3.625	02-15-31	160,000	140,800
Southern California Edison Company (3 month LIBOR + 4.199%) (B)(D)	5.485	06-27-22	450,000	427,546
Vistra Operations Company LLC (A)	5.625	02-15-27	330,000	330,165
Gas utilities 0.5%
AmeriGas Partners LP	5.750	05-20-27	400,000	393,000
Superior Plus LP (A)	4.500	03-15-29	245,000	228,769
Independent power and renewable electricity producers 0.7%
Adani Green Energy, Ltd. (A)	4.375	09-08-24	200,000	188,300
India Clean Energy Holdings (A)	4.500	04-18-27	300,000	246,000
JSW Hydro Energy, Ltd. (A)	4.125	05-18-31	184,000	157,872
Vistra Corp. (7.000% to 12-15-26, then 5 Year CMT + 5.740%) (A)(B)	7.000	12-15-26	325,000	311,665
Multi-utilities 0.2%

Sempra Energy (4.875% to 10-15-25, then 5 Year CMT + 4.550%) (B)	4.875	10-15-25	300,000	289,563
Capital preferred securities 0.2%				$266,509
(Cost $292,200)
Financials 0.2%				266,509
Insurance 0.2%

MetLife Capital Trust IV (7.875% to 12-15-37, then 3 month LIBOR + 3.960%) (A)	7.875	12-15-37	240,000	266,509
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	9

	Rate (%)	Maturity date	Par value^	Value

Term loans (E) 1.2%				$1,610,797
(Cost $1,703,443)
Communication services 0.4%				461,610
Interactive media and services 0.1%
Dotdash Meredith, Inc., Term Loan B (3 month SOFR + 4.000%)	4.842	12-01-28	154,225	147,285
Media 0.3%
AP Core Holdings II LLC, High-Yield Term Loan B2 (1 month LIBOR + 5.500%)	6.560	09-01-27	330,000	314,325
Health care 0.2%				311,348
Health care providers and services 0.2%
Cano Health LLC, 2022 Term Loan (6 month SOFR + 4.000%)	4.507	11-23-27	229,350	215,015
Mamba Purchaser, Inc., 2021 Term Loan (1 month LIBOR + 3.750%)	4.678	10-16-28	100,000	96,333
Industrials 0.3%				423,194
Airlines 0.3%
AAdvantage Loyalty IP, Ltd., 2021 Term Loan (3 month LIBOR + 4.750%)	5.813	04-20-28	425,000	423,194
Information technology 0.3%				414,645
Software 0.3%
Ascend Learning LLC, 2021 Term Loan (1 month LIBOR + 3.500%)	4.560	12-11-28	104,738	99,389
Grab Holdings, Inc., Term Loan B (6 month LIBOR + 4.500%)	5.500	01-29-26	213,920	196,361

Quest Software, Inc., 2022 Term Loan (3 month SOFR + 4.250%)	4.750	02-01-29	129,000	118,895
Collateralized mortgage obligations 0.3%				$410,594
(Cost $409,939)
Commercial and residential 0.3%				410,594
BX Commercial Mortgage Trust
Series 2019-XL, Class F (1 month LIBOR + 2.000%) (A)(D)	2.875	10-15-36	425,000	410,594
Asset backed securities 0.9%				$1,158,985
(Cost $1,243,114)
Asset backed securities 0.9%				1,158,985
Driven Brands Funding LLC
Series 2019-1A, Class A2 (A)	4.641	04-20-49	527,288	516,494
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (A)	4.970	08-25-49	123,438	118,530
Sonic Capital LLC
Series 2020-1A, Class A2II (A)	4.336	01-20-50	198,465	186,812
VR Funding LLC
Series 2020-1A, Class A (A)	2.790	11-15-50	367,238	337,149

	Shares	Value
Common stocks 31.3%		$41,987,121
(Cost $39,555,231)
Communication services 3.8%		5,026,323
Diversified telecommunication services 2.6%
AT&T, Inc.	10,833	230,635
BCE, Inc.	4,504	245,381
Deutsche Telekom AG	12,672	260,734
HKT Trust & HKT, Ltd.	173,774	239,257
Koninklijke KPN NV	69,019	251,227
Proximus SADP	14,471	249,568
Spark New Zealand, Ltd.	78,364	247,859
Swisscom AG	417	246,603
Telefonica SA	33,331	181,228
10	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Communication services (continued)
Diversified telecommunication services (continued)
Telia Company AB	59,374	$243,461
Telstra Corp., Ltd.	87,037	241,946
TELUS Corp.	9,207	230,384
Verizon Communications, Inc.	11,461	587,835
Media 0.9%
Comcast Corp., Class A	13,418	594,149
Omnicom Group, Inc.	7,301	544,728
Wireless telecommunication services 0.3%
SoftBank Corp.	21,200	244,238
Tele2 AB, B Shares	15,298	187,090
Consumer discretionary 1.1%		1,468,459
Distributors 0.4%
Genuine Parts Company	4,276	584,657
Hotels, restaurants and leisure 0.3%
Vail Resorts, Inc.	1,556	392,439
Specialty retail 0.4%
The Home Depot, Inc.	1,623	491,363
Consumer staples 6.1%		8,198,909
Beverages 0.9%
PepsiCo, Inc.	3,500	587,125
The Coca-Cola Company	9,215	584,047
Food and staples retailing 0.4%
J Sainsbury PLC	82,652	237,730
Sysco Corp.	4,414	371,571
Food products 2.3%
Campbell Soup Company	12,163	582,729
Conagra Brands, Inc.	6,522	214,509
General Mills, Inc.	8,381	585,413
Kellogg Company	8,110	565,591
Mondelez International, Inc., Class A	9,372	595,684
The J.M. Smucker Company	4,380	549,121
Household products 1.7%
Colgate-Palmolive Company	7,415	584,376
Kimberly-Clark Corp.	4,243	564,404
The Clorox Company	3,786	550,333
The Procter & Gamble Company	3,876	573,183
Personal products 0.2%
Unilever PLC	5,647	272,815
Tobacco 0.6%
Altria Group, Inc.	5,192	280,835
British American Tobacco PLC	5,670	250,076
Japan Tobacco, Inc.	13,700	249,367
Energy 1.0%		1,299,258
Oil, gas and consumable fuels 1.0%
Chevron Corp.	3,345	584,238
Enbridge, Inc.	4,887	225,756
TC Energy Corp.	4,279	247,670
The Williams Companies, Inc.	6,519	241,594
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	11

	Shares	Value
Financials 3.3%		$4,397,546
Banks 1.2%
BOC Hong Kong Holdings, Ltd.	65,375	251,200
Oversea-Chinese Banking Corp., Ltd.	28,700	247,594
The Bank of Nova Scotia	3,869	262,389
The PNC Financial Services Group, Inc.	3,017	529,212
United Overseas Bank, Ltd.	11,600	248,586
Capital markets 0.8%
BlackRock, Inc.	607	406,132
Daiwa Securities Group, Inc.	49,545	241,499
Nomura Holdings, Inc.	58,400	229,482
Northern Trust Corp.	2,066	230,876
Diversified financial services 0.2%
ORIX Corp.	12,500	237,643
Insurance 1.1%
Erie Indemnity Company, Class A	3,250	545,188
Medibank Private, Ltd.	89,160	205,554
Sompo Holdings, Inc.	5,800	264,270
The Allstate Corp.	1,810	247,409
Zurich Insurance Group AG	547	250,512
Health care 3.7%		4,980,684
Biotechnology 1.3%
AbbVie, Inc.	3,689	543,648
Amgen, Inc.	2,323	596,407
Gilead Sciences, Inc.	8,856	574,312
Health care providers and services 0.2%
Cardinal Health, Inc.	4,728	266,281
Pharmaceuticals 2.2%
Bristol-Myers Squibb Company	7,299	550,710
Euroapi SA (F)(G)	117	1,701
GSK PLC	11,195	244,055
Johnson & Johnson	3,216	577,368
Merck & Company, Inc.	6,105	561,843
Orion OYJ, Class B	5,331	218,756
Pfizer, Inc.	11,446	607,096
Takeda Pharmaceutical Company, Ltd.	8,300	238,507
Industrials 2.1%		2,810,345
Air freight and logistics 0.4%
United Parcel Service, Inc., Class B	3,264	594,864
Industrial conglomerates 0.6%
3M Company	3,778	564,018
CK Hutchison Holdings, Ltd.	34,127	241,743
Machinery 0.9%
Cummins, Inc.	2,754	575,916
Illinois Tool Works, Inc.	2,690	559,708
Marine 0.2%
SITC International Holdings Company, Ltd.	72,579	274,096
Information technology 2.6%		3,489,865
Communications equipment 0.4%
Cisco Systems, Inc.	13,057	588,218
12	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Information technology (continued)
Electronic equipment, instruments and components 0.2%
Venture Corp., Ltd.	19,300	$251,323
IT services 0.8%
IBM Corp.	4,229	587,154
Paychex, Inc.	3,670	454,456
Semiconductors and semiconductor equipment 0.8%
Broadcom, Inc.	927	537,781
Texas Instruments, Inc.	3,326	587,904
Software 0.2%
Oracle Corp. Japan	3,800	230,053
Technology hardware, storage and peripherals 0.2%
NetApp, Inc.	3,516	252,976
Materials 0.9%		1,249,373
Chemicals 0.4%
Air Products & Chemicals, Inc.	2,268	558,291
Construction materials 0.1%
Holcim, Ltd. (F)	2,287	113,393
Containers and packaging 0.4%
Packaging Corp. of America	3,673	577,689
Real estate 0.5%		734,668
Equity real estate investment trusts 0.4%
Ascendas Real Estate Investment Trust	122,900	249,926
Mapletree Logistics Trust	211,200	252,199
Real estate management and development 0.1%
CK Asset Holdings, Ltd.	35,665	232,543
Utilities 6.2%		8,331,691
Electric utilities 2.6%
Alliant Energy Corp.	9,087	579,932
CK Infrastructure Holdings, Ltd.	34,819	233,076
CLP Holdings, Ltd.	24,538	244,553
Endesa SA	11,111	246,149
Eversource Energy	6,344	585,678
Power Assets Holdings, Ltd.	35,045	228,816
Red Electrica Corp. SA	11,658	241,546
The Kansai Electric Power Company, Inc.	24,300	237,507
The Southern Company	4,640	351,062
Xcel Energy, Inc.	7,553	569,043
Gas utilities 0.8%
Atmos Energy Corp.	4,998	581,317
Enagas SA	10,634	243,469
Snam SpA	41,644	242,248
Multi-utilities 2.6%
Algonquin Power & Utilities Corp.	16,000	737,736
Ameren Corp.	6,039	574,852
Canadian Utilities, Ltd., Class A	7,711	244,648
CMS Energy Corp.	8,079	573,932
Dominion Energy, Inc.	6,668	561,579
National Grid PLC	15,918	234,832
WEC Energy Group, Inc.	5,631	591,649
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	13

	Shares	Value
Utilities (continued)
Water utilities 0.2%

United Utilities Group PLC	17,109	$228,067
Preferred securities 3.3%		$4,372,342
(Cost $4,365,637)
Communication services 0.4%		477,969
Wireless telecommunication services 0.4%
Telephone & Data Systems, Inc., 6.625%	20,125	477,969
Consumer discretionary 0.1%		169,500
Internet and direct marketing retail 0.1%
Qurate Retail, Inc., 8.000%	2,500	169,500
Financials 0.2%		267,337
Banks 0.2%
Wells Fargo & Company, 7.500%	211	267,337
Industrials 0.1%		174,178
Trading companies and distributors 0.1%
Fortress Transportation and Infrastructure Investors LLC (8.250% 6-15-26, then 5 Year CMT + 7.378%)	6,725	174,178
Information technology 0.2%		237,215
Semiconductors and semiconductor equipment 0.2%
Broadcom, Inc., 8.000%	130	237,215
Real estate 0.2%		223,790
Equity real estate investment trusts 0.2%
Pebblebrook Hotel Trust, 6.375%	10,275	223,790
Utilities 2.1%		2,822,353
Electric utilities 0.8%
American Electric Power Company, Inc., 6.125%	5,291	300,952
NextEra Energy, Inc., 6.219%	10,224	501,487
SCE Trust VI, 5.000%	10,564	217,513
Gas utilities 0.6%
Spire, Inc., 7.500%	7,643	416,238
UGI Corp., 7.250%	4,500	452,475
Independent power and renewable electricity producers 0.4%
The AES Corp., 6.875%	6,700	600,320
Multi-utilities 0.3%
NiSource, Inc., 7.750%	2,800	333,368

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 4.9%				$6,662,030
(Cost $6,678,842)
Commercial paper 1.0%				1,324,743
EssilorLuxottica	0.750	06-08-22	750,000	749,865
Lime Funding LLC	0.920	06-09-22	575,000	574,878
U.S. Government 1.8%				2,480,143
U.S. Treasury Bill	0.242	12-01-22	2,500,000	2,480,143

14	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Yield (%)	Shares	Value
Short-term funds 2.1%			2,857,144
John Hancock Collateral Trust (H)	0.8437(I)	155	1,552
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.7415(I)	2,855,592	2,855,592

Total investments (Cost $139,795,412) 99.3%	$133,111,021
Other assets and liabilities, net 0.7%	871,731
Total net assets 100.0%	$133,982,752

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso

Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $51,054,069 or 38.1% of the fund’s net assets as of 5-31-22.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Non-income producing - Issuer is in default.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(F)	Non-income producing security.
(G)	All or a portion of this security is on loan as of 5-31-22. The value of securities on loan amounted to $1,499.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(I)	The rate shown is the annualized seven-day yield as of 5-31-22.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 5-31-22:
United States	61.1%
Mexico	3.0%
Canada	2.8%
Hong Kong	2.7%
United Kingdom	2.4%
Luxembourg	2.3%
Japan	2.1%
Singapore	1.9%
Brazil	1.9%
China	1.9%
Other countries	17.9%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	15

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	815,120	EUR	769,325	JPM	7/20/2022	—	$(12,868)
USD	555,256	MXN	11,470,000	SSB	7/20/2022	—	(22,142)
						—	$(35,010)
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	42.00	Jun 2022	16	1,600	$656	$(1,384)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	43.00	Jun 2022	27	2,700	512	(1,107)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	43.00	Jun 2022	27	2,700	782	(1,512)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	44.50	Jun 2022	24	2,400	503	(503)
Exchange-traded	iShares MSCI Japan ETF	USD	58.00	Jun 2022	20	2,000	914	(610)
Exchange-traded	iShares MSCI Japan ETF	USD	58.00	Jun 2022	18	1,800	709	(864)
Exchange-traded	iShares MSCI Japan ETF	USD	59.50	Jun 2022	12	1,200	281	(281)
							$4,357	$(6,261)
Puts
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	40.00	Jun 2022	51	5,100	$5,435	$(179)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	40.00	Jun 2022	51	5,100	5,404	(459)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	41.00	Jun 2022	48	4,800	4,604	(1,776)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	42.50	Jun 2022	47	4,700	4,143	(4,143)
Exchange-traded	iShares MSCI Japan ETF	USD	55.00	Jun 2022	15	1,500	1,950	(90)
Exchange-traded	iShares MSCI Japan ETF	USD	55.50	Jun 2022	15	1,500	2,022	(398)
Exchange-traded	iShares MSCI Japan ETF	USD	57.00	Jun 2022	14	1,400	1,470	(1,470)
							$25,028	$(8,515)
							$29,385	$(14,776)

Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
CITI	FTSE 100 Index	GBP	7,475.00	Jun 2022	5	5	$392	$(835)
GSI	FTSE 100 Index	GBP	7,600.00	Jun 2022	6	6	436	(524)
							$828	$(1,359)
Exchange-traded	EURO STOXX 50 Index	EUR	3,700.00	Jun 2022	4	40	1,716	(3,914)
Exchange-traded	EURO STOXX 50 Index	EUR	3,800.00	Jun 2022	3	30	815	(920)
Exchange-traded	EURO STOXX 50 Index	EUR	3,800.00	Jun 2022	3	30	1,221	(1,997)
Exchange-traded	FTSE 100 Index	GBP	7,650.00	Jun 2022	1	10	716	(920)
Exchange-traded	S&P 500 Index	USD	4,225.00	Jun 2022	3	300	14,422	(2,445)
Exchange-traded	S&P 500 Index	USD	4,075.00	Jun 2022	3	300	11,335	(31,020)
Exchange-traded	S&P 500 Index	USD	4,100.00	Jun 2022	3	300	12,447	(31,980)
Exchange-traded	S&P 500 Index	USD	4,275.00	Jun 2022	1	100	3,944	(3,944)
							$46,616	$(77,140)
Puts
CITI	FTSE 100 Index	GBP	7,225.00	Jun 2022	6	6	$1,268	$(2)
GSI	FTSE 100 Index	GBP	7,406.00	Jun 2022	6	6	1,127	(157)
GSI	FTSE 100 Index	GBP	7,625.00	Jun 2022	6	6	946	(946)
							$3,341	$(1,105)
Exchange-traded	EURO STOXX 50 Index	EUR	3,550.00	Jun 2022	4	40	5,184	(32)
Exchange-traded	EURO STOXX 50 Index	EUR	3,675.00	Jun 2022	4	40	4,247	(949)
16	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Options on index (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Exchange-traded	EURO STOXX 50 Index	EUR	3,675.00	Jun 2022	4	40	$4,322	$(1,655)
Exchange-traded	EURO STOXX 50 Index	EUR	3,775.00	Jun 2022	4	40	3,430	(3,430)
Exchange-traded	FTSE 100 Index	GBP	7,475.00	Jun 2022	1	10	1,898	(718)
Exchange-traded	S&P 500 Index	USD	4,040.00	Jun 2022	2	200	23,981	(2,310)
Exchange-traded	S&P 500 Index	USD	3,980.00	Jun 2022	2	200	21,673	(4,370)
Exchange-traded	S&P 500 Index	USD	3,920.00	Jun 2022	2	200	20,956	(5,330)
Exchange-traded	S&P 500 Index	USD	4,100.00	Jun 2022	2	200	20,427	(20,427)
							$106,118	$(39,221)
							$156,903	$(118,825)

Derivatives Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
USD	U.S. Dollar

Derivatives Abbreviations
CITI	Citibank, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
SSB	State Street Bank and Trust Company
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	17

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2022, by major security category or type:
	Total value at 5-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Foreign government obligations	$1,262,829	—	$1,262,829	—
Corporate bonds	75,379,814	—	75,379,814	—
Capital preferred securities	266,509	—	266,509	—
Term loans	1,610,797	—	1,610,797	—
Collateralized mortgage obligations	410,594	—	410,594	—
Asset backed securities	1,158,985	—	1,158,985	—
Common stocks	41,987,121	$31,279,024	10,708,097	—
Preferred securities	4,372,342	4,372,342	—	—
Short-term investments	6,662,030	2,857,144	3,804,886	—
Total investments in securities	$133,111,021	$38,508,510	$94,602,511	—
Derivatives:
Liabilities
Forward foreign currency contracts	$(35,010)	—	$(35,010)	—
Written options	(133,601)	$(131,137)	(2,464)	—
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Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	155	—	$1,412,204	$(1,410,455)	$(197)	—	$6,988	$19	$1,552
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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